Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company.

Year	Summary Compensation Table Total for PEO ($)(1)(3)	Summary Compensation Table Total for PEO #2 ($)(2)(3)	Compensation Actually Paid to PEO ($)(1)(3)	Compensation Actually Paid to PEO #2 ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Cloud Revenue ($mm)(6)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023	$13,591,865	$13,316,374	$12,808,746	$1,958,141	$5,494,164	$4,914,594	$103	$187	$55	$1,408
2022	$10,551,606	$10,553,341	-$98,989,543	-$5,002,373	$4,619,071	$551,052	$95	$114	-$78	$1,016
2021	$10,626,701	--	$174,858	--	$3,955,839	$5,173,330	$154	$175	-$75	$804
2020	$32,998,933	--	$171,576,972	--	$3,260,400	$10,998,682	$157	$148	-$4	$729

(1)
Reflects compensation for our Co-Chief Executive Officer, David D. Ossip, who served as our Principal Executive Officer ("PEO") in 2020, 2021, 2022, and 2023.
(2)
Reflects compensation for our second Co-Chief Executive Officer, Leagh E. Turner, who served as our second Principal Executive Officer ("PEO #2") in 2022 and 2023.
(3)
Summary Compensation Table totals and compensation actually paid for 2022 differ from those published in our 2023 Proxy Statement. These differences are the result of changes to the underlying inputs and assumptions aligned with SEC rules.
(4)
Reflects compensation for Noémie C. Heuland, Leagh E. Turner, Christopher R. Armstrong, Scott A. Kitching, Arthur Gitajn, and Ozzie J. Goldschmied in 2020, Noémie C. Heuland, Leagh E. Turner, Christopher R. Armstrong, and Rakesh Subramanian in 2021, Noémie C. Heuland, Christopher R. Armstrong, Joseph B. Korngiebel, and Stephen H. Holdridge in 2022, and Noémie C. Heuland, Christopher R. Armstrong, Stephen H. Holdridge, and Samer Alkharrat in 2023, as shown in the Summary Compensation Table for each respective year.
(5)
Peer Group used for TSR comparisons reflects the S&P Composite 1500 Application Software (Sub Index).
(6)
Cloud Revenue is a GAAP measure, presented on a constant currency basis, that primarily includes revenue generated from solutions that are delivered via two Cloud offerings, Dayforce and Powerpay, adjusted to exclude significant acquisitions or disposals (subject to Board approval). Float revenue is included based on an average budget yield rate and actual volume.

To calculate “compensation actually paid” for David D. Ossip and Leagh E. Turner, and other NEOs, the following adjustments were made to the Summary Compensation Table total pay. The 2022 amounts in the tables below differ from those published in our 2023 Proxy Statement. These differences are the result of changes to the underlying inputs and assumptions, aligned with SEC rules.

Deductions and Additions to Summary Compensation Table Totals

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)(1)	Additions To Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)
David D. Ossip, Co-Chief Executive Officer serving as PEO
2023	$13,591,865	-$12,439,889	$11,656,770	$12,808,746
2022	$10,551,606	-$9,399,991	-$100,141,158	-$98,989,543
2021	$10,626,701	-$9,399,974	-$1,051,869	$174,858
2020	$32,998,933	-$31,689,911	$170,267,950	$171,576,972
Leagh E. Turner,(2) Co-Chief Executive Officer serving as PEO #2
2023	$13,316,374	-$12,439,889	$1,081,656	$1,958,141
2022	$10,553,341	-$9,399,991	-$6,155,723	-$5,002,373
Average for other Named Executive Officers indicated above
2023	$5,494,164	-$4,674,218	$4,094,647	$4,914,594
2022	$4,619,071	-$3,809,042	-$258,977	$551,052
2021	$3,955,839	-$3,042,685	$4,260,176	$5,173,330
2020	$3,260,400	-$2,522,139	$10,260,421	$10,998,682

(1)
Deductions from Summary Compensation Table reflects Option Awards and Stock Awards columns of the Summary Compensation Table.
(2)
Leagh E. Turner was added as Co-CEO and therefore PEO #2 in 2022 and 2023. Her compensation details are included in the average for other Named Executive Officers for 2020 and 2021.

Additions to Summary Compensation Table

David D. Ossip, Co-Chief Executive Officer serving as PEO
Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Value of Equity for CAP Purposes
2023	$10,664,741	+	$2,713,896	+	-$1,721,867	=	$11,656,770
2022	$7,772,346	+	-$73,518,436	+	-$34,395,068	=	-$100,141,158
2021	$15,503,397	+	$7,211,679	+	-$23,766,945	=	-$1,051,869
2020(1)	$104,843,073	+	$87,875,480	+	-$22,450,603	=	$170,267,950
Leagh E. Turner,(2) Co-Chief Executive Officer serving as PEO #2
2023	$0	+	$533,086	+	$548,570	=	$1,081,656
2022	$7,772,346	+	-$7,735,255	+	-$6,192,814	=	-$6,155,723
Average for other Named Executive Officers indicated above
2023	$3,786,358	+	$104,136	+	$204,153	=	$4,094,647
2022	$3,204,538	+	-$1,920,435	+	-$1,543,080	=	-$258,977
2021	$4,315,723	+	$209,263	+	-$264,809	=	$4,260,176
2020(1)	$5,292,803	+	$4,912,369	+	$55,249	=	$10,260,421

(1)
PSU Awards granted on February 28, 2020, did not meet performance conditions to vest and were forfeited in February of 2021. These awards have $0 CAP values and are not included in the table above.
(2)
Leagh E. Turner was added as Co-CEO and therefore PEO #2 in 2022. Her compensation details are included in the average for other Named Executive Officers for 2020 and 2021.

The equity awards included above are comprised of performance share units, restricted share units, and stock options granted from 2016 through 2022. The following assumptions underpin the fair value calculations.

Company Selected Measure Name	Cloud Revenue
Named Executive Officers, Footnote
(1)
Reflects compensation for our Co-Chief Executive Officer, David D. Ossip, who served as our Principal Executive Officer ("PEO") in 2020, 2021, 2022, and 2023.
(2)
Reflects compensation for our second Co-Chief Executive Officer, Leagh E. Turner, who served as our second Principal Executive Officer ("PEO #2") in 2022 and 2023.
(3)
Summary Compensation Table totals and compensation actually paid for 2022 differ from those published in our 2023 Proxy Statement. These differences are the result of changes to the underlying inputs and assumptions aligned with SEC rules.
(4)
Reflects compensation for Noémie C. Heuland, Leagh E. Turner, Christopher R. Armstrong, Scott A. Kitching, Arthur Gitajn, and Ozzie J. Goldschmied in 2020, Noémie C. Heuland, Leagh E. Turner, Christopher R. Armstrong, and Rakesh Subramanian in 2021, Noémie C. Heuland, Christopher R. Armstrong, Joseph B. Korngiebel, and Stephen H. Holdridge in 2022, and Noémie C. Heuland, Christopher R. Armstrong, Stephen H. Holdridge, and Samer Alkharrat in 2023, as shown in the Summary Compensation Table for each respective year.
(5)
Peer Group used for TSR comparisons reflects the S&P Composite 1500 Application Software (Sub Index).
(6)
Cloud Revenue is a GAAP measure, presented on a constant currency basis, that primarily includes revenue generated from solutions that are delivered via two Cloud offerings, Dayforce and Powerpay, adjusted to exclude significant acquisitions or disposals (subject to Board approval). Float revenue is included based on an average budget yield rate and actual volume.

Adjustment To PEO Compensation, Footnote

Deductions and Additions to Summary Compensation Table Totals

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)(1)	Additions To Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)
David D. Ossip, Co-Chief Executive Officer serving as PEO
2023	$13,591,865	-$12,439,889	$11,656,770	$12,808,746
2022	$10,551,606	-$9,399,991	-$100,141,158	-$98,989,543
2021	$10,626,701	-$9,399,974	-$1,051,869	$174,858
2020	$32,998,933	-$31,689,911	$170,267,950	$171,576,972
Leagh E. Turner,(2) Co-Chief Executive Officer serving as PEO #2
2023	$13,316,374	-$12,439,889	$1,081,656	$1,958,141
2022	$10,553,341	-$9,399,991	-$6,155,723	-$5,002,373
Average for other Named Executive Officers indicated above
2023	$5,494,164	-$4,674,218	$4,094,647	$4,914,594
2022	$4,619,071	-$3,809,042	-$258,977	$551,052
2021	$3,955,839	-$3,042,685	$4,260,176	$5,173,330
2020	$3,260,400	-$2,522,139	$10,260,421	$10,998,682

(1)
Deductions from Summary Compensation Table reflects Option Awards and Stock Awards columns of the Summary Compensation Table.
(2)
Leagh E. Turner was added as Co-CEO and therefore PEO #2 in 2022 and 2023. Her compensation details are included in the average for other Named Executive Officers for 2020 and 2021.

Additions to Summary Compensation Table

David D. Ossip, Co-Chief Executive Officer serving as PEO
Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Value of Equity for CAP Purposes
2023	$10,664,741	+	$2,713,896	+	-$1,721,867	=	$11,656,770
2022	$7,772,346	+	-$73,518,436	+	-$34,395,068	=	-$100,141,158
2021	$15,503,397	+	$7,211,679	+	-$23,766,945	=	-$1,051,869
2020(1)	$104,843,073	+	$87,875,480	+	-$22,450,603	=	$170,267,950
Leagh E. Turner,(2) Co-Chief Executive Officer serving as PEO #2
2023	$0	+	$533,086	+	$548,570	=	$1,081,656
2022	$7,772,346	+	-$7,735,255	+	-$6,192,814	=	-$6,155,723
Average for other Named Executive Officers indicated above
2023	$3,786,358	+	$104,136	+	$204,153	=	$4,094,647
2022	$3,204,538	+	-$1,920,435	+	-$1,543,080	=	-$258,977
2021	$4,315,723	+	$209,263	+	-$264,809	=	$4,260,176
2020(1)	$5,292,803	+	$4,912,369	+	$55,249	=	$10,260,421

(1)
PSU Awards granted on February 28, 2020, did not meet performance conditions to vest and were forfeited in February of 2021. These awards have $0 CAP values and are not included in the table above.
(2)
Leagh E. Turner was added as Co-CEO and therefore PEO #2 in 2022. Her compensation details are included in the average for other Named Executive Officers for 2020 and 2021.

The equity awards included above are comprised of performance share units, restricted share units, and stock options granted from 2016 through 2022. The following assumptions underpin the fair value calculations.

Non-PEO NEO Average Total Compensation Amount	$ 5,494,164	$ 4,619,071	$ 3,955,839	$ 3,260,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,914,594	551,052	5,173,330	10,998,682
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Cloud Revenue
Tabular List, Table

Tabular List of Company Performance Measures

The following table alphabetically lists the financial performance measures we believe are most important in linking compensation actually paid to the Company’s NEOs to the Company’s performance during 2023.

1)
Adjusted Cloud Recurring Gross Margin
2)
Adjusted EBITDA
3)
Cloud Annual Recurring Revenue
4)
Cloud Revenue
5)
Sales PEPM ACV

Total Shareholder Return Amount	$ 103	95	154	157
Peer Group Total Shareholder Return Amount	187	114	175	148
Net Income (Loss)	$ 55,000,000	$ (78,000,000)	$ (75,000,000)	$ (4,000,000)
Company Selected Measure Amount	1,408,000,000	1,016,000,000	804,000,000	729,000,000
David D. Ossip
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,591,865	$ 10,551,606	$ 10,626,701	$ 32,998,933
PEO Actually Paid Compensation Amount	$ 12,808,746	$ (98,989,543)	$ 174,858	$ 171,576,972
PEO Name	David D. Ossip	David D. Ossip	David D. Ossip	David D. Ossip
David D. Ossip | Deductions from Summary Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,439,889)	$ (9,399,991)	$ (9,399,974)	$ (31,689,911)
David D. Ossip | Additions To Summary Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,656,770	(100,141,158)	(1,051,869)	170,267,950
Leagh E. Turner
Pay vs Performance Disclosure
PEO Total Compensation Amount	13,316,374	10,553,341
PEO Actually Paid Compensation Amount	$ 1,958,141	$ (5,002,373)
PEO Name	Leagh E. Turner	Leagh E. Turner
Leagh E. Turner | Deductions from Summary Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,439,889)	$ (9,399,991)
Leagh E. Turner | Additions To Summary Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,081,656	(6,155,723)
PEO | David D. Ossip | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,664,741	7,772,346	15,503,397	104,843,073
PEO | David D. Ossip | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,713,896	(73,518,436)	7,211,679	87,875,480
PEO | David D. Ossip | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,721,867)	(34,395,068)	(23,766,945)	(22,450,603)
PEO | David D. Ossip | Value of Equity for CAP Purposes
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,656,770	(100,141,158)	(1,051,869)	170,267,950
PEO | Leagh E. Turner | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	7,772,346
PEO | Leagh E. Turner | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,086	(7,735,255)
PEO | Leagh E. Turner | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,570	(6,192,814)
PEO | Leagh E. Turner | Value of Equity for CAP Purposes
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,081,656	(6,155,723)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Cloud Revenue
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Sales PEPM ACV
Non-PEO NEO | Deductions from Summary Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,674,218)	(3,809,042)	(3,042,685)	(2,522,139)
Non-PEO NEO | Additions To Summary Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,094,647	(258,977)	4,260,176	10,260,421
Non-PEO NEO | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,786,358	3,204,538	4,315,723	5,292,803
Non-PEO NEO | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,136	(1,920,435)	209,263	4,912,369
Non-PEO NEO | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,153	(1,543,080)	(264,809)	55,249
Non-PEO NEO | Value of Equity for CAP Purposes
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,094,647	$ (258,977)	$ 4,260,176	$ 10,260,421